Investments in Associates and Other Companies (Details) - Schedule of financial information of associates - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	$ 15,125,374,000	$ 1,463,566,000	$ 1,120,073,000
Liabilities	13,941,229,000	1,313,274,000	992,511,000
Equity	910,962,000	154,827,000	138,806,000
Net income	273,183,000	(4,535,000)	(11,244,000)
Redbanc S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	30,518,000	28,410,000	25,483
Liabilities	19,150,000	18,475,000	16,820
Equity	9,657,000	8,522,000	8,018
Net income	1,711,000	1,413,000	645,000
Transbank S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	14,982,071,000	1,317,587,000
Liabilities	13,872,786,000	1,232,689,000	938,800
Equity	848,977,000	97,337,000	84,007
Net income	260,308,000	(12,439,000)	(16,670)
Centro de Compensación Automatizado S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	19,342,000	13,247,000	11,134,000
Liabilities	4,295,000	2,519,000	2,953,000
Equity	10,345,000	8,100,000	6,371,000
Net income	4,702,000	2,628,000	1,810,000
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	7,717,000	6,676,000	5,840,000
Liabilities	463,000	358,000	314,000
Equity	5,746,000	5,143,000	4,496,000
Net income	1,508,000	1,175,000	1,030,000
Cámara de Compensación de Alto Valor S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	8,357,000	7,569,000	7,158,000
Liabilities	1,004,000	931,000	722,000
Equity	6,423,000	6,246,000	6,246,000
Net income	930,000	392,000	190,000
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	60,738,000	54,437,000	49,841,000
Liabilities	40,113,000	35,279,000	30,670,000
Equity	16,604,000	17,233,000	17,227,000
Net income	4,021,000	1,925,000	1,944,000
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	16,631,000	35,640,000	14,480,000
Liabilities	3,418,000	23,023,000	2,232,000
Equity	13,210,000	12,246,000	12,441,000
Net income	$ 3,000	$ 371,000	$ (193,000)